PROVISION FOR JUDICIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
PROVISION FOR JUDICIAL LIABILITIES
Schedule of provisions for probable losses according to lawsuit natures

	December 31,
	2020
	Judicial		Provision,
Nature of provisions	deposits	Provision	net
Taxes and social security	(135,641)	2,984,230	2,848,589
Labor	(57,780)	217,180	159,400
Civil and environment	(3,495)	251,461	247,966
	(196,916)	3,452,871	3,255,955

	December 31,
	2019
	Judicial
Nature of provisions	deposits	Provision	Provision, net
Taxes and social security	(124,133)	3,176,503	3,052,370
Labor	(50,464)	227,139	176,675
Civil and environment	273	283,159	283,432
	(174,324)	3,686,801	3,512,477

Schedule of changes in provisions for probable losses

	December 31,
	2020
	Tax and social		Civil and	Contingent
	security	Labor	environment	liabilities (1) (2)	Total
Beginning balance	492,413	227,139	64,897	2,902,352	3,686,801
Payments	(23,162)	(43,783)	(14,618)		(81,563)
Write-off	(23,106)	(52,333)	(25,223)	(193,099)	(293,761)
Additions	20,560	64,053	17,337		101,950
Monetary adjustment	9,365	22,104	7,975		39,444
Ending balance	476,070	217,180	50,368	2,709,253	3,452,871

1)Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,508,162 and civil in the amount of R$201,091, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination.

2)Reversal due to a change in prognosis and/or settlement.

	December 31,
	2019
	Tax and social		Civil and	Contingent
	security	Labor	environment	liabilities (1)	Total
Beginning balance	296,869	50,869	3,532		351,270
Business combination	139,462	185,157	64,974		389,593
Payments	(34)	(34,794)	(5,532)		(40,360)
Write-off	(3,875)	(55,730)	(13,434)		(73,039)
Additions	46,603	50,521	10,100	2,902,352	3,009,576
Monetary adjustment	13,388	31,116	5,257		49,761
Ending balance	492,413	227,139	64,897	2,902,352	3,686,801

1)Amounts arising from lawsuits with probability of loss possible and remote, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination.

Schedule of possible losses for which no provision has been recorded

	December 31,	December 31,
	2020	2019
Taxes (1)	7,145,147	7,504,398
Labor	263,971	279,934
Civil and environment (1)	3,068,884	2,995,576
	10,478,002	10,779,908
1)

The amounts above does not include the fair value adjustment allocated to probable contingencies of R$2,677,970, which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination, as presented in note 20.1.1. above.